UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

September 30, 2018

VIGC-QTLY-1118
1.837325.112

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 0.8%
General Motors Co. 3.5% 10/2/18	$3,528,000	$3,528,000
General Motors Financial Co., Inc.:
3.2% 7/13/20	10,000,000	9,970,400
3.5% 7/10/19	4,187,000	4,204,384
4.2% 3/1/21	5,411,000	5,477,915
4.25% 5/15/23	2,080,000	2,080,313
4.375% 9/25/21	15,702,000	15,980,167
		41,241,179
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	2,932,000	2,999,481
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	910,000	904,631
Media - 1.8%
21st Century Fox America, Inc. 7.75% 12/1/45	3,169,000	4,845,805
AOL Time Warner, Inc. 2.95% 7/15/26	12,000,000	10,874,994
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	5,742,000	5,837,131
4.908% 7/23/25	3,860,000	3,917,724
5.375% 5/1/47	10,672,000	10,173,284
6.484% 10/23/45	1,700,000	1,825,152
Comcast Corp.:
3.9% 3/1/38	1,072,000	980,367
3.969% 11/1/47	3,461,000	3,067,617
3.999% 11/1/49	3,964,000	3,528,648
4% 3/1/48	1,966,000	1,770,201
4.6% 8/15/45	2,841,000	2,777,620
4.65% 7/15/42	2,539,000	2,508,335
NBCUniversal, Inc.:
4.45% 1/15/43	2,012,000	1,917,186
5.95% 4/1/41	1,407,000	1,613,119
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,407,147
4.5% 9/15/42	556,000	473,868
5.5% 9/1/41	1,700,000	1,635,025
5.875% 11/15/40	1,500,000	1,512,242
6.55% 5/1/37	18,635,000	20,189,829
7.3% 7/1/38	3,781,000	4,325,509
8.25% 4/1/19	7,716,000	7,913,315
		99,094,118

TOTAL CONSUMER DISCRETIONARY		144,239,409

CONSUMER STAPLES - 1.9%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	9,870,000	9,728,464
3.3% 2/1/23	10,630,000	10,494,352
4.7% 2/1/36	10,065,000	10,066,484
4.9% 2/1/46	11,511,000	11,535,637
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	5,750,000	5,570,941
Molson Coors Brewing Co. 5% 5/1/42	13,093,000	13,019,701
		60,415,579
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,452,645
3.3% 11/18/21	2,918,000	2,905,946
		5,358,591
Tobacco - 0.7%
Altria Group, Inc. 4% 1/31/24	2,227,000	2,258,950
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,781,593
4.25% 7/21/25 (a)	4,804,000	4,763,045
Reynolds American, Inc.:
3.25% 6/12/20	939,000	937,050
4% 6/12/22	3,228,000	3,247,358
4.45% 6/12/25	2,341,000	2,357,277
5.7% 8/15/35	1,215,000	1,296,267
5.85% 8/15/45	9,320,000	10,121,890
6.15% 9/15/43	4,000,000	4,451,855
7.25% 6/15/37	2,962,000	3,652,368
		37,867,653

TOTAL CONSUMER STAPLES		103,641,823

ENERGY - 5.1%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,517,000	1,575,914
Halliburton Co.:
3.8% 11/15/25	2,467,000	2,445,027
4.85% 11/15/35	2,154,000	2,250,572
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	2,180,000	2,128,225
8.95% 4/1/45 (b)	2,104,000	2,038,250
		10,437,988
Oil, Gas & Consumable Fuels - 4.9%
Amerada Hess Corp. 7.875% 10/1/29	2,544,000	3,073,601
Anadarko Finance Co. 7.5% 5/1/31	6,883,000	8,438,785
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,620,000	1,664,596
5.55% 3/15/26	3,337,000	3,545,586
6.45% 9/15/36	1,002,000	1,142,052
6.6% 3/15/46	4,530,000	5,320,215
Canadian Natural Resources Ltd.:
3.8% 4/15/24	6,783,000	6,711,797
5.85% 2/1/35	2,497,000	2,767,054
Cenovus Energy, Inc. 4.25% 4/15/27	5,557,000	5,369,561
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	4,379,000	4,371,433
4.5% 6/1/25	1,336,000	1,350,271
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,795,085
5.35% 3/15/20 (a)	3,724,000	3,807,790
DCP Midstream Operating LP:
3.875% 3/15/23	1,771,000	1,726,725
5.6% 4/1/44	1,227,000	1,174,853
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,594,658
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,539,353
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,253,000	1,247,764
3.9% 5/15/24 (b)	1,322,000	1,279,914
Enbridge Energy Partners LP:
4.2% 9/15/21	4,399,000	4,449,417
4.375% 10/15/20	3,093,000	3,137,943
Enbridge, Inc.:
4.25% 12/1/26	1,773,000	1,783,532
5.5% 12/1/46	2,046,000	2,295,204
Energy Transfer Partners LP:
4.2% 9/15/23	1,186,000	1,195,189
4.95% 6/15/28	4,048,000	4,118,975
5.8% 6/15/38	2,257,000	2,341,563
6% 6/15/48	1,470,000	1,565,021
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,267,558
Enterprise Products Operating LP:
2.55% 10/15/19	863,000	859,588
3.7% 2/15/26	4,800,000	4,724,771
3.75% 2/15/25	2,900,000	2,894,192
Kinder Morgan Energy Partners LP 6.55% 9/15/40	460,000	525,735
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,268,574
MPLX LP:
4.5% 7/15/23	1,975,000	2,024,544
4.875% 12/1/24	2,736,000	2,841,495
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	1,989,162
Petrobras Global Finance BV:
4.375% 5/20/23	7,020,000	6,667,596
7.25% 3/17/44	24,245,000	23,020,628
Petroleos Mexicanos:
3.5% 1/30/23	3,410,000	3,232,680
4.5% 1/23/26	6,809,000	6,366,415
4.625% 9/21/23	7,350,000	7,283,850
4.875% 1/24/22	3,398,000	3,437,077
4.875% 1/18/24	4,539,000	4,520,844
5.375% 3/13/22	2,700,000	2,781,000
5.5% 1/21/21	3,601,000	3,715,908
5.5% 6/27/44	2,492,000	2,109,229
5.625% 1/23/46	8,402,000	7,132,458
6% 3/5/20	1,034,000	1,064,503
6.35% 2/12/48 (a)	4,430,000	4,057,880
6.375% 1/23/45	4,048,000	3,748,448
6.5% 3/13/27	4,830,000	4,933,845
6.5% 6/2/41	7,675,000	7,195,313
6.75% 9/21/47	12,105,000	11,550,470
8% 5/3/19	2,142,000	2,200,905
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,875,933
Phillips 66 Partners LP 2.646% 2/15/20	375,000	371,406
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,784,000	1,761,870
Southwestern Energy Co. 6.2% 1/23/25 (b)	2,509,000	2,490,183
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	1,195,425
4.55% 6/24/24	13,337,000	13,550,205
Western Gas Partners LP:
4.5% 3/1/28	2,000,000	1,917,476
4.65% 7/1/26	8,532,000	8,359,209
4.75% 8/15/28	1,155,000	1,128,847
5.375% 6/1/21	6,322,000	6,534,119
Williams Partners LP:
3.6% 3/15/22	3,522,000	3,500,744
3.9% 1/15/25	1,216,000	1,189,221
4% 11/15/21	1,605,000	1,619,619
4.3% 3/4/24	5,449,000	5,496,023
4.5% 11/15/23	1,751,000	1,782,920
		267,995,805

TOTAL ENERGY		278,433,793

FINANCIALS - 12.6%
Banks - 6.1%
Bank of America Corp.:
3.004% 12/20/23 (b)	23,800,000	23,090,889
3.3% 1/11/23	4,342,000	4,276,744
3.419% 12/20/28 (b)	18,965,000	17,800,359
3.5% 4/19/26	5,024,000	4,854,601
3.864% 7/23/24 (b)	4,370,000	4,368,827
3.95% 4/21/25	4,125,000	4,037,073
4.2% 8/26/24	6,867,000	6,897,765
4.25% 10/22/26	4,261,000	4,210,184
Barclays PLC:
2.75% 11/8/19	3,581,000	3,559,869
3.25% 1/12/21	4,610,000	4,547,862
4.375% 1/12/26	6,221,000	6,034,594
5.2% 5/12/26	6,222,000	6,113,495
Citigroup, Inc.:
2.7% 10/27/22	9,998,000	9,611,743
3.875% 3/26/25	9,500,000	9,233,931
4.05% 7/30/22	1,800,000	1,814,782
4.3% 11/20/26	1,733,000	1,707,519
5.5% 9/13/25	5,524,000	5,882,223
Citizens Bank NA 2.55% 5/13/21	1,560,000	1,519,715
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,857,000	4,831,746
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	4,667,000	4,625,464
3.75% 3/26/25	4,660,000	4,492,672
3.8% 9/15/22	7,240,000	7,199,285
3.8% 6/9/23	8,582,000	8,481,687
Discover Bank:
3.35% 2/6/23	3,206,000	3,112,517
4.2% 8/8/23	2,849,000	2,858,285
7% 4/15/20	2,309,000	2,420,199
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	2,980,921
8.25% 3/1/38	4,319,000	5,883,754
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,186,190
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,075,514
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	4,337,000	3,913,648
5.71% 1/15/26 (a)	9,864,000	8,994,748
JPMorgan Chase & Co.:
2.95% 10/1/26	8,028,000	7,454,575
3.797% 7/23/24 (b)	5,719,000	5,714,501
3.875% 9/10/24	43,751,000	43,319,724
4.125% 12/15/26	14,080,000	13,968,653
MUFG Americas Holdings Corp. 2.25% 2/10/20	4,493,000	4,434,762
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,375,294
Regions Bank 6.45% 6/26/37	7,720,000	9,038,484
Regions Financial Corp. 3.2% 2/8/21	2,833,000	2,819,709
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	20,522,000	20,532,837
6% 12/19/23	10,433,000	10,869,822
6.1% 6/10/23	11,522,000	11,996,257
6.125% 12/15/22	8,239,000	8,626,065
Synchrony Bank 3% 6/15/22	4,542,000	4,353,557
		333,123,045
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,541,000	5,294,555
4.25% 2/15/24	4,287,000	4,335,477
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	4,020,000	3,781,945
Deutsche Bank AG 4.5% 4/1/25	10,381,000	9,740,313
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,514,000	6,364,923
3.3% 11/16/22	9,310,000	8,853,394
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	22,903,000	22,345,496
3.2% 2/23/23	7,150,000	6,991,671
3.691% 6/5/28 (b)	41,645,000	39,615,892
6.75% 10/1/37	2,246,000	2,698,587
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,628,000	1,614,281
Lazard Group LLC 4.25% 11/14/20	1,269,000	1,288,308
Moody's Corp.:
3.25% 1/15/28	2,386,000	2,231,381
4.875% 2/15/24	2,240,000	2,340,724
Morgan Stanley:
3.125% 1/23/23	26,000,000	25,324,645
3.125% 7/27/26	21,964,000	20,451,925
3.625% 1/20/27	11,000,000	10,556,407
3.7% 10/23/24	3,281,000	3,229,444
3.737% 4/24/24 (b)	5,000,000	4,964,578
4.875% 11/1/22	7,751,000	8,028,936
5% 11/24/25	1,047,000	1,083,881
5.75% 1/25/21	3,512,000	3,690,088
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	4,854,320
Thomson Reuters Corp. 3.85% 9/29/24	3,379,000	3,310,339
UBS AG Stamford Branch 2.35% 3/26/20	1,450,000	1,432,585
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,225,677
		209,649,772
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,724,000	1,691,126
4.125% 7/3/23	4,192,000	4,160,214
Capital One Financial Corp. 3.8% 1/31/28	4,476,000	4,225,455
Discover Financial Services:
3.85% 11/21/22	5,040,000	4,981,872
3.95% 11/6/24	2,847,000	2,782,616
4.1% 2/9/27	3,673,000	3,508,831
Ford Motor Credit Co. LLC 2.875% 10/1/18	4,500,000	4,500,000
Synchrony Financial:
3% 8/15/19	1,459,000	1,456,057
3.75% 8/15/21	2,203,000	2,187,918
3.95% 12/1/27	5,334,000	4,832,774
4.25% 8/15/24	2,218,000	2,144,372
		36,471,235
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,041,000	1,033,210
Brixmor Operating Partnership LP:
3.25% 9/15/23	5,952,000	5,703,673
3.875% 8/15/22	5,542,000	5,520,819
4.125% 6/15/26	2,032,000	1,969,134
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	2,350,000	2,342,483
4.375% 10/15/28 (a)	6,064,000	6,042,939
4.8% 8/15/38 (a)	3,776,000	3,770,103
4.9% 12/15/48 (a)	3,772,000	3,767,241
Voya Financial, Inc. 3.125% 7/15/24	2,851,000	2,688,973
		32,838,575
Insurance - 1.3%
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	907,925
American International Group, Inc.:
3.3% 3/1/21	2,355,000	2,349,551
3.75% 7/10/25	8,311,000	8,092,351
4.875% 6/1/22	3,597,000	3,749,423
Aon Corp. 5% 9/30/20	1,402,000	1,443,196
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,212,661
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,349,912
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	5,285,000	4,929,994
MetLife, Inc. 4.75% 2/8/21	1,139,000	1,174,908
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,582,172
Pacific LifeCorp 5.125% 1/30/43 (a)	5,252,000	5,511,574
Prudential Financial, Inc. 7.375% 6/15/19	1,250,000	1,289,390
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,687,066
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,220,296
4.125% 11/1/24 (a)	1,771,000	1,750,807
Unum Group:
3.875% 11/5/25	4,860,000	4,683,741
4% 3/15/24	5,930,000	5,854,698
5.625% 9/15/20	2,889,000	3,006,978
5.75% 8/15/42	7,278,000	7,618,915
		68,415,558

TOTAL FINANCIALS		680,498,185

HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	1,156,000	1,149,454
3.7% 6/6/27	3,370,000	3,221,820
		4,371,274
Health Care Providers & Services - 1.4%
CVS Health Corp.:
3.7% 3/9/23	2,500,000	2,488,818
4.1% 3/25/25	11,542,000	11,506,145
4.3% 3/25/28	13,403,000	13,270,728
4.78% 3/25/38	5,967,000	5,920,531
5.05% 3/25/48	8,772,000	8,961,878
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	1,003,000	1,003,907
4.272% 8/28/23 (a)	3,166,000	3,174,661
4.9% 8/28/28 (a)	1,334,000	1,353,689
Halfmoon Parent, Inc. 3.75% 7/15/23 (a)	4,859,000	4,840,514
HCA Holdings, Inc.:
4.25% 10/15/19	11,265,000	11,349,488
4.75% 5/1/23	215,000	219,031
5.875% 3/15/22	260,000	275,600
6.5% 2/15/20	7,140,000	7,413,105
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,756,543
		74,534,638
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,093,000	1,113,077
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	6,868,000	6,824,330
Mylan NV:
2.5% 6/7/19	1,344,000	1,339,100
3.15% 6/15/21	5,002,000	4,923,794
3.95% 6/15/26	2,549,000	2,411,301
4.55% 4/15/28 (a)	4,000,000	3,886,926
Perrigo Finance PLC 3.5% 12/15/21	449,000	441,935
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	9,847,000	9,513,679
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,623,000	3,404,280
2.8% 7/21/23	1,463,000	1,302,469
Zoetis, Inc. 3.25% 2/1/23	1,649,000	1,620,083
		35,667,897

TOTAL HEALTH CARE		115,686,886

INDUSTRIALS - 0.5%
Airlines - 0.1%
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	1,902,221	1,971,177
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	106,247	106,247
		2,077,424
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23	877,000	832,569
3.375% 6/1/21	2,523,000	2,506,589
3.75% 2/1/22	4,522,000	4,529,553
3.875% 4/1/21	3,180,000	3,197,490
3.875% 7/3/23	5,581,000	5,529,184
4.25% 9/15/24	3,565,000	3,546,222
4.75% 3/1/20	3,519,000	3,578,202
		23,719,809

TOTAL INDUSTRIALS		25,797,233

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	832,000	831,538
MATERIALS - 0.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,671,995
4.25% 11/15/20	1,196,000	1,217,831
		4,889,826
Metals & Mining - 0.4%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	1,921,000	2,002,643
6.75% 10/19/75 (a)(b)	4,773,000	5,232,401
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	1,696,000	1,621,766
4.5% 8/13/23 (a)	9,000,000	9,154,800
4.5% 8/1/47 (a)	1,720,000	1,671,255
		19,682,865

TOTAL MATERIALS		24,572,691

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	871,012
4.6% 4/1/22	1,403,000	1,439,810
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,169,734
American Tower Corp. 2.8% 6/1/20	9,000,000	8,915,086
AvalonBay Communities, Inc. 3.625% 10/1/20	1,872,000	1,880,847
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,727,138
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,561,625
4.25% 1/15/24	3,408,000	3,446,142
Corporate Office Properties LP 5% 7/1/25	3,156,000	3,207,189
DDR Corp.:
3.625% 2/1/25	2,262,000	2,142,367
4.25% 2/1/26	1,807,000	1,763,911
4.625% 7/15/22	2,855,000	2,918,659
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,100,387
3.75% 12/1/24	1,576,000	1,549,340
3.875% 10/15/22	3,512,000	3,543,234
Equity One, Inc. 3.75% 11/15/22	5,500,000	5,453,611
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,672,401
4.75% 7/15/20	2,827,000	2,887,623
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,412,337
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,023,000	5,971,631
4.5% 1/15/25	2,677,000	2,624,529
4.5% 4/1/27	16,195,000	15,491,828
4.75% 1/15/28	6,382,000	6,194,779
4.95% 4/1/24	1,354,000	1,372,721
5.25% 1/15/26	5,686,000	5,754,951
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	917,722
5% 12/15/23	737,000	733,207
Ventas Realty LP:
3.125% 6/15/23	1,289,000	1,245,073
3.5% 2/1/25	6,443,000	6,149,309
4% 3/1/28	2,243,000	2,163,577
4.125% 1/15/26	1,557,000	1,531,942
4.375% 2/1/45	763,000	692,446
Weingarten Realty Investors 3.375% 10/15/22	812,000	797,324
WP Carey, Inc. 4% 2/1/25	5,360,000	5,227,302
		110,530,794
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,510,000	5,473,061
3.95% 11/15/27	4,613,000	4,356,758
4.1% 10/1/24	4,251,000	4,170,562
4.55% 10/1/29	4,524,000	4,407,135
Digital Realty Trust LP:
3.4% 10/1/20	4,915,000	4,919,675
3.95% 7/1/22	3,320,000	3,340,162
4.75% 10/1/25	3,533,000	3,620,448
5.25% 3/15/21	1,953,000	2,022,014
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,149,122
4.125% 6/15/22	2,007,000	2,034,852
4.4% 2/15/24	4,876,000	4,933,267
4.75% 10/1/20	4,185,000	4,279,293
Mack-Cali Realty LP:
3.15% 5/15/23	4,988,000	4,390,813
4.5% 4/18/22	1,218,000	1,179,416
Post Apartment Homes LP 3.375% 12/1/22	790,000	776,166
Tanger Properties LP:
3.125% 9/1/26	3,109,000	2,789,181
3.75% 12/1/24	2,960,000	2,831,943
3.875% 12/1/23	1,792,000	1,745,400
		59,419,268

TOTAL REAL ESTATE		169,950,062

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.45% 6/30/20	3,187,000	3,143,593
3.6% 2/17/23	6,270,000	6,228,245
4.45% 4/1/24	480,000	488,305
4.5% 3/9/48	10,800,000	9,408,410
5.875% 10/1/19	4,711,000	4,844,709
Verizon Communications, Inc.:
3.85% 11/1/42	1,190,000	1,027,735
4.522% 9/15/48	1,821,000	1,732,747
4.862% 8/21/46	3,398,000	3,398,570
5.012% 4/15/49	2,962,000	3,007,391
5.012% 8/21/54	9,569,000	9,586,861
5.5% 3/16/47	7,027,000	7,659,812
		50,526,378
UTILITIES - 1.5%
Electric Utilities - 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,071,000	1,953,956
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	2,795,747
6.4% 9/15/20 (a)	7,513,000	7,865,468
Eversource Energy 2.8% 5/1/23	5,110,000	4,931,963
FirstEnergy Corp.:
4.25% 3/15/23	11,729,000	11,909,032
7.375% 11/15/31	5,897,000	7,606,353
FirstEnergy Solutions Corp. 6.05% 8/15/21 (c)	3,296,000	2,414,320
IPALCO Enterprises, Inc.:
3.45% 7/15/20	7,767,000	7,730,184
3.7% 9/1/24	2,157,000	2,092,155
LG&E and KU Energy LLC 3.75% 11/15/20	525,000	527,112
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,307,847
TECO Finance, Inc. 5.15% 3/15/20	1,545,000	1,580,631
		52,714,768
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,208,717
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	1,201,000	1,193,242
2.7% 6/15/21	1,182,000	1,147,356
3.55% 6/15/26	1,891,000	1,780,156
		4,120,754
Multi-Utilities - 0.4%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (b)(d)	15,230,000	14,696,950
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,109,757
6.5% 12/15/20	1,534,000	1,625,254
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (b)(d)	1,426,000	1,381,380
		22,813,341

TOTAL UTILITIES		80,857,580

TOTAL NONCONVERTIBLE BONDS
(Cost $1,686,862,670)		1,675,035,578

U.S. Government and Government Agency Obligations - 41.6%
U.S. Treasury Inflation-Protected Obligations - 8.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$51,517,984	$47,985,849
0.875% 2/15/47	3,246,747	3,109,660
1% 2/15/46	13,815,774	13,659,949
1.375% 2/15/44	48,198,948	51,734,000
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	59,773,542	57,452,119
0.125% 7/15/26	39,530,008	37,301,298
0.25% 1/15/25	52,339,876	50,247,889
0.375% 1/15/27	42,940,170	41,028,715
0.375% 7/15/27	83,446,200	79,794,111
0.625% 1/15/26	63,634,800	62,312,216
0.75% 7/15/28	26,604,410	26,207,508

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		470,833,314

U.S. Treasury Obligations - 32.9%
U.S. Treasury Bonds:
2.75% 11/15/47	26,987,000	24,689,942
3% 5/15/45 (e)(f)	42,484,000	40,977,146
3% 11/15/45	18,709,000	18,036,645
3% 5/15/47	49,138,000	47,303,003
3% 8/15/48	128,123,000	123,233,306
U.S. Treasury Notes:
1.125% 2/28/19	140,000,000	139,300,000
1.25% 3/31/21	27,924,000	26,848,490
1.25% 10/31/21	264,057,000	251,369,885
1.625% 5/31/23	22,986,000	21,675,978
1.875% 3/31/22 (f)	229,649,000	221,799,668
1.875% 7/31/22	200,804,000	193,218,942
2% 12/31/21	437,319,000	425,173,129
2.125% 7/31/24	122,131,000	116,549,232
2.125% 11/30/24	76,892,000	73,146,518
2.25% 12/31/24	41,778,000	40,012,227
2.75% 8/31/23	5,400,000	5,353,172
2.875% 5/15/28	14,250,000	14,036,807

TOTAL U.S. TREASURY OBLIGATIONS		1,782,724,090

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,332,601,498)		2,253,557,404

U.S. Government Agency - Mortgage Securities - 22.5%
Fannie Mae - 11.0%
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (b)(d)	21,701	22,474
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (b)(d)	30,945	32,180
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(d)	233,841	241,976
12 month U.S. LIBOR + 1.728% 3.895% 11/1/36 (b)(d)	295,766	310,808
12 month U.S. LIBOR + 1.745% 3.681% 7/1/35 (b)(d)	23,916	24,970
12 month U.S. LIBOR + 1.788% 3.649% 2/1/36 (b)(d)	181,795	187,955
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (b)(d)	217,324	229,024
12 month U.S. LIBOR + 1.818% 3.129% 9/1/41 (b)(d)	80,418	84,801
12 month U.S. LIBOR + 1.818% 4.545% 7/1/41 (b)(d)	125,176	130,176
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (b)(d)	135,440	141,328
12 month U.S. LIBOR + 1.830% 3.381% 10/1/41 (b)(d)	76,689	79,419
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (b)(d)	37,229	39,246
12 month U.S. LIBOR + 1.906% 4.332% 5/1/36 (b)(d)	124,381	130,521
12 month U.S. LIBOR + 1.932% 4.532% 9/1/36 (b)(d)	192,849	200,726
6 month U.S. LIBOR + 1.313% 3.701% 5/1/34 (b)(d)	193,463	197,279
6 month U.S. LIBOR + 1.383% 3.869% 9/1/33 (b)(d)	210,541	214,947
6 month U.S. LIBOR + 1.556% 3.757% 10/1/33 (b)(d)	10,423	10,720
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (b)(d)	10,262	10,469
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.657% 10/1/33 (b)(d)	285,921	297,501
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (b)(d)	12,891	13,576
U.S. TREASURY 1 YEAR INDEX + 2.232% 3.884% 8/1/36 (b)(d)	479,771	499,238
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.558% 10/1/33 (b)(d)	27,164	28,665
U.S. TREASURY 1 YEAR INDEX + 2.475% 4.132% 5/1/35 (b)(d)	58,381	61,725
2.5% 10/1/33 (g)	16,600,000	16,015,293
2.5% 1/1/43 to 4/1/47	8,506,305	7,893,783
3% 11/1/24 to 1/1/47	87,555,328	84,353,615
3.5% 10/1/20 to 5/1/48	219,878,627	218,068,274
4% 11/1/31 to 9/1/48	175,025,016	177,447,804
4.5% 5/1/25 to 10/1/48(g)	45,564,802	47,294,584
5% 9/1/20 to 11/1/44	17,085,323	18,083,064
5.5% 4/1/34 to 5/1/44	5,187,459	5,635,971
6% 10/1/34 to 1/1/42	12,710,463	13,869,805
6.5% 12/1/23 to 8/1/36	1,455,021	1,609,231
7% 11/1/23 to 8/1/32	377,759	412,226
7.5% 9/1/22 to 11/1/31	305,154	340,018
8% 1/1/30 to 3/1/30	1,687	1,845
8.5% 3/1/25 to 6/1/25	375	419

TOTAL FANNIE MAE		594,215,656

Freddie Mac - 5.7%
12 month U.S. LIBOR + 1.375% 3.243% 3/1/36 (b)(d)	83,589	86,091
12 month U.S. LIBOR + 1.877% 4.204% 4/1/41 (b)(d)	90,060	93,158
12 month U.S. LIBOR + 1.880% 4.233% 9/1/41 (b)(d)	104,401	107,883
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(d)	178,789	185,693
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (b)(d)	129,423	136,322
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (b)(d)	174,503	181,293
12 month U.S. LIBOR + 1.910% 4.653% 6/1/41 (b)(d)	99,358	103,242
12 month U.S. LIBOR + 2.082% 4.386% 3/1/33 (b)(d)	1,862	1,950
12 month U.S. LIBOR + 2.160% 3.91% 11/1/35 (b)(d)	76,329	80,652
6 month U.S. LIBOR + 1.655% 3.822% 4/1/35 (b)(d)	138,210	144,327
6 month U.S. LIBOR + 2.667% 4.863% 10/1/35 (b)(d)	41,428	43,897
U.S. TREASURY 1 YEAR INDEX + 2.249% 3.715% 1/1/35 (b)(d)	33,052	34,271
3% 6/1/31 to 1/1/47	85,853,725	82,396,801
3.5% 3/1/32 to 12/1/47	119,160,375	118,890,604
4% 5/1/25 to 5/1/48	62,000,396	63,094,744
4.5% 7/1/25 to 5/1/48	34,962,265	36,356,364
5% 1/1/35 to 6/1/41	3,216,046	3,421,183
5.5% 1/1/38 to 6/1/41	4,729,242	5,135,101
6% 4/1/32 to 8/1/37	734,392	803,652
7.5% 5/1/26 to 11/1/31	34,439	38,649
8% 4/1/27 to 5/1/27	2,440	2,720
8.5% 5/1/27 to 1/1/28	5,232	5,860

TOTAL FREDDIE MAC		311,344,457

Ginnie Mae - 5.8%
3% 12/20/42 to 11/20/47	97,140,532	94,351,745
3.5% 1/15/41 to 8/20/48	136,066,345	135,560,848
4% 2/15/40 to 7/20/47	44,208,044	45,207,876
4.5% 5/15/39 to 5/20/41	12,897,901	13,481,499
5% 3/15/39 to 4/15/41	2,097,613	2,232,021
6.5% 4/15/35 to 11/15/35	77,856	87,090
7% 1/15/28 to 7/15/32	914,623	1,021,937
7.5% 4/15/22 to 10/15/28	212,669	234,590
8% 3/15/30 to 9/15/30	14,094	16,371
8.5% 3/15/30	1,036	1,057
4.5% 10/1/48 (g)	9,150,000	9,456,192
4.5% 10/1/48 (g)	10,150,000	10,489,656

TOTAL GINNIE MAE		312,140,882

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,254,381,234)		1,217,700,995

Asset-Backed Securities - 1.0%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$4,527,505	$4,484,769
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.6584% 6/15/32 (a)(b)(d)	1,714,995	1,508,143
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	8,804,250	8,770,767
Class AA, 2.487% 12/16/41 (a)	2,006,083	1,939,561
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	673,592	672,960
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	7,286,200	7,265,573
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.4658% 3/25/32 (b)(d)	11,075	11,348
Series 2004-7 Class AF5, 5.868% 1/25/35	199,250	200,184
DB Master Finance LLC:
Series 2015-1A Class A2II, 3.98% 2/20/45 (a)	11,773,965	11,775,613
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	3,534,293	3,442,762
Class A2II, 4.03% 11/20/47 (a)	5,982,790	5,871,797
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.0408% 3/25/34 (b)(d)	616	572
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.7258% 9/25/35 (b)(d)	420,646	419,564
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.4608% 1/25/36 (b)(d)	520,000	522,289
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.0758% 9/25/34 (b)(d)	8,753	8,726
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	7,067,000	7,030,153
TOTAL ASSET-BACKED SECURITIES
(Cost $54,361,590)		53,924,781

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.7758% 1/25/35 (b)(d)	91,279	91,450
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2348% 2/25/37 (b)(d)	63,483	62,532
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.5058% 7/25/35 (b)(d)	86,795	86,175
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(d)	4,975	4,932

TOTAL PRIVATE SPONSOR		245,089

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	232,655	240,930
Series 1999-57 Class PH, 6.5% 12/25/29	255,018	278,313
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	2,942,222	2,900,383
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 27.2494% 6/16/37 (b)(i)	26,304	41,238
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	3,289,704	3,270,896

TOTAL U.S. GOVERNMENT AGENCY		6,731,760

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,934,059)		6,976,849

Commercial Mortgage Securities - 0.8%
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)	2,236,000	2,229,267
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(b)	4,550,000	4,544,191
Class CFX, 3.4949% 12/15/34 (a)(b)	3,823,000	3,811,414
Class DFX, 3.4949% 12/15/34 (a)(b)	3,240,000	3,221,119
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	729,000	747,589
Class DFX, 5.3503% 7/5/33 (a)	1,121,000	1,150,601
Class EFX, 5.5422% 7/5/33 (a)	1,533,000	1,554,720
Morgan Stanley Capital I Trust floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.4084% 8/15/33 (a)(b)(d)	4,318,000	4,320,689
Class C, 1 month U.S. LIBOR + 1.500% 3.6584% 8/15/33 (a)(b)(d)	10,400,000	10,409,758
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	3,879,515	3,769,008
Class B, 4.181% 11/15/34 (a)	1,632,000	1,599,825
Class C, 5.205% 11/15/34 (a)	1,144,100	1,136,450
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	3,984,018	4,672,601
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $43,073,283)		43,167,232

Municipal Securities - 1.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,130,534
6.65% 3/1/22	4,360,000	4,756,804
7.5% 4/1/34	5,055,000	6,989,700
7.55% 4/1/39	6,085,000	8,881,544
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	886,723
Series 2010 C1, 7.781% 1/1/35	10,090,000	11,329,557
Series 2012 B, 5.432% 1/1/42	1,205,000	1,080,572
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	4,950,000	5,033,111
5.1% 6/1/33	4,805,000	4,611,599
Series 2010-1, 6.63% 2/1/35	12,290,000	12,958,576
Series 2010-3:
5.547% 4/1/19	120,000	121,378
6.725% 4/1/35	9,480,000	10,063,873
7.35% 7/1/35	5,540,000	6,101,036
Series 2010-5, 6.2% 7/1/21	1,356,000	1,403,026
Series 2011, 5.877% 3/1/19	14,325,000	14,489,738
Series 2013, 3.14% 12/1/18	1,270,000	1,270,356
TOTAL MUNICIPAL SECURITIES
(Cost $91,093,197)		91,108,127

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	5,645,000	5,550,257
Discover Bank:
(Delaware) 3.2% 8/9/21	6,841,000	6,750,403
3.1% 6/4/20	6,380,000	6,339,603
4.682% 8/9/28 (b)	2,761,000	2,737,532
8.7% 11/18/19	1,503,000	1,584,341
KeyBank NA:
2.25% 3/16/20	9,000,000	8,884,157
6.95% 2/1/28	800,000	952,235
PNC Bank NA 2.3% 6/1/20	1,450,000	1,430,132
RBS Citizens NA 2.5% 3/14/19	2,751,000	2,748,424
Synchrony Bank 3.65% 5/24/21	4,766,000	4,723,209
TOTAL BANK NOTES
(Cost $41,874,194)		41,700,293
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.11% (j)
(Cost $55,430,938)	55,427,299	55,438,385
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $5,566,612,663)		5,438,609,644
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(19,353,731)
NET ASSETS - 100%		$5,419,255,913

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 10/1/33	$(2,200,000)	$(2,211,383)
4% 10/1/48	(13,800,000)	(13,935,004)
4.5% 10/1/48	(2,200,000)	(2,269,618)
4.5% 10/1/48	(2,200,000)	(2,269,618)
TOTAL TBA SALE COMMITMENTS
(Proceeds $20,715,765)		$(20,685,623)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Nov. 2034	Bank of America	4.25%	Monthly	$64,579	$(62,829)	$0	$(62,829)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $244,549,268 or 4.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $87,772.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $319,583.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,637,191
Total	$1,637,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,675,035,578	$--	$1,675,035,578	$--
U.S. Government and Government Agency Obligations	2,253,557,404	--	2,253,557,404	--
U.S. Government Agency - Mortgage Securities	1,217,700,995	--	1,217,700,995	--
Asset-Backed Securities	53,924,781	--	53,924,781	--
Collateralized Mortgage Obligations	6,976,849	--	6,976,849	--
Commercial Mortgage Securities	43,167,232	--	43,167,232	--
Municipal Securities	91,108,127	--	91,108,127	--
Bank Notes	41,700,293	--	41,700,293	--
Money Market Funds	55,438,385	55,438,385	--	--
Total Investments in Securities:	$5,438,609,644	$55,438,385	$5,383,171,259	$--
Derivative Instruments:
Liabilities
Swaps	$(62,829)	$--	$(62,829)	$--
Total Liabilities	$(62,829)	$--	$(62,829)	$--
Total Derivative Instruments:	$(62,829)	$--	$(62,829)	$--
Other Financial Instruments:
TBA Sale Commitments	$(20,685,623)	$--	$(20,685,623)	$--
Total Other Financial Instruments:	$(20,685,623)	$--	$(20,685,623)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018